Short-Term Borrowings and Long-Term Debt (Long-Term Debt) (Parenthetical) (Detail)	Mar. 31, 2018	Mar. 31, 2017
Unsecured loans, due 2017 to 2024, with interest rates ranging from 0.24% to 5.10% per annum | Minimum
Debt Instrument [Line Items]
Debt instrument interest rate		0.24%
Unsecured loans, due 2017 to 2024, with interest rates ranging from 0.24% to 5.10% per annum | Maximum
Debt Instrument [Line Items]
Debt instrument interest rate		5.10%
Unsecured loans, due 2018 to 2024, with interest rates ranging from 0.01% to 5.10% per annum | Minimum
Debt Instrument [Line Items]
Debt instrument interest rate	0.01%
Unsecured loans, due 2018 to 2024, with interest rates ranging from 0.01% to 5.10% per annum | Maximum
Debt Instrument [Line Items]
Debt instrument interest rate	5.10%
Unsecured 0.43% bonds, due 2018
Debt Instrument [Line Items]
Debt instrument interest rate		0.43%
Unsecured 0.86% bonds, due 2018
Debt Instrument [Line Items]
Debt instrument interest rate	0.86%	0.86%
Unsecured 2.00% bonds, due 2018
Debt Instrument [Line Items]
Debt instrument interest rate	2.00%	2.00%
Unsecured 0.05% bonds, due 2019
Debt Instrument [Line Items]
Debt instrument interest rate	0.05%	0.05%
Unsecured 2.07% bonds, due 2019
Debt Instrument [Line Items]
Debt instrument interest rate	2.07%	2.07%
Unsecured 0.23% bonds, due 2021
Debt Instrument [Line Items]
Debt instrument interest rate	0.23%	0.23%
Unsecured 0.11% bonds, due 2022
Debt Instrument [Line Items]
Debt instrument interest rate	0.11%
Unsecured 1.41% bonds, due 2022
Debt Instrument [Line Items]
Debt instrument interest rate	1.41%	1.41%
Unsecured 0.28% bonds, due 2023
Debt Instrument [Line Items]
Debt instrument interest rate	0.28%	0.28%
Unsecured 0.22% bonds, due 2025
Debt Instrument [Line Items]
Debt instrument interest rate	0.22%
Unsecured 0.42% bonds, due 2026
Debt Instrument [Line Items]
Debt instrument interest rate	0.42%	0.42%
Secured 0.00% loans, due 2019 to 2020
Debt Instrument [Line Items]
Debt instrument interest rate	0.00%	0.00%
Secured 0.00% loans, due 2019 to 2022
Debt Instrument [Line Items]
Debt instrument interest rate	0.00%	0.00%
Capital lease obligation and other, due 2017 to 2027 | Minimum
Debt Instrument [Line Items]
Debt instrument interest rate		0.36%
Capital lease obligation and other, due 2017 to 2027 | Maximum
Debt Instrument [Line Items]
Debt instrument interest rate		8.90%
Capital lease obligation and other, due 2018 to 2047 | Minimum
Debt Instrument [Line Items]
Debt instrument interest rate		0.36%
Capital lease obligation and other, due 2018 to 2047 | Maximum
Debt Instrument [Line Items]
Debt instrument interest rate		11.88%